UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22247

Manor Investment Funds, Inc.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

 (Zip code)

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Morris Capital Advisors, Inc.

and

Manor Investment Funds, Inc.

Proxy Voting History

VOTES CAST FOR THE GROWTH FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Constellation Brands STZ 21036P108 7/22/2010

1.1 Elect Director Jerry Fowden
1.2 Elect Director Barry A. Fromberg
1.3 Elect Director Jeananne K. Hauswald
1.4 Elect Director James A. Locke III
1.5 Elect Director Richard Sands
1.6 Elect Director Robert Sands
1.7 Elect Director Paul L. Smith
1.8 Elect Director Mark Zupan
2 Ratify KPMG as accounting firm

		For For For For For For For For For	For For For Against For For Against For For	Management Management Management Management Management Management Management Management Management
Dollar Tree, Inc. DLTR 256746108 6/17/2010

1.1 Elect Director H. Ray Compton
1.2 Elect Director Conrad M. Hall
1.3 Elect Director Lemuel E. Lewis
1.4 Elect Director Bob Sasser
2 Management proposal to eliminate classified board of directors
3 Management proposal to increase authorized shares of common stock

		For For For For For For	For For For For For For	Management Management Management Management Management Management
DirecTV DTV 25490A101 6/3/2010

1.1 Elect Director Neil R. Austrian
1.2 Elect Director Ralph F. Boyd, Jr.
1.3 Elect Director Paul A. Gould
1.4 Elect Director Charles R. Lee
1.5 Elect Director Peter A. Lund
1.6 Elect Director Gregory B. Maffei
1.7 Elect Director John C. Malone
1.8 Elect Director Nancy S. Newcomb
1.9 Elect Director Haim Saban
1.10 Elect Director Michael D. White
2 Ratification of auditors
3 Approval of the 2010 Stock Plan
4 Approval of the Executive Officer Cash Bonus Plan
5 Shareholder proposal--require executives to retain 75% of all equity-based compensation for 2 years following separation from
DirecTV

		For For For For For For For For For For For For For Against	Against Against For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Raytheon CO. RTN 755111507 05/27/2010

1.1 Elect Director Vernon E. Clark
1.2 Elect Director John M. Deutch
1.3 Elect Director Stephen J. Hadley
1.4 Elect Director Frederic M. Poses
1.5 Elect Director Michael C. Ruettgers
1.6 Elect Director Ronald L. Skates
1.7 Elect Director William R. Spivey
1.8 Elect Director Linda G. Stuntz
1.9 Elect Director William H. Swanson
2 Ratification of independent auditors
3 Approval of amendment granting holders of not less than 25% of company shares to right to call a special meeting
4 Approval of Raytheon Co 2010 Stock Plan
5 Stockholder proposal regarding advisory vote on executive compensation
6 Stockholder proposal regarding supplemental executive retirement plans
7 Stockholder proposal regarding shareholder action by written consent

		For For For For For For For For For For For For Against Against Against	Against For For For For For For For For For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder
Thermo Fisher Scientific TMO 883556102 5/26/2010	1.1 Elect Director Marc N. Casper 1.2 Elect Director Tyler Jacks 2 Ratify Pricewatershousecoopers as independent auditor	For For For	For For For	Management Management Management
Akamai Technologies AKAM 00971T101 5/19/2010	1.1 Elect Director F. Thomas Leighton 1.2 Elect Director Paul Sagan 1.3 Elect Director Naomi O. Seligman 2 Ratify Pricewatershousecoopers as auditor	For For For For	For For For For	Management Management Management Management
Ace Ltd. ACE H0023R105 5/19/2010

1.1 Elect Director Robert M. Hernandez
1.2 Elect Director Peter Menikoff
1.3 Elect Director Robert Ripp
1.4 Elect Director Theodore E. Shasta
2 Amendment of the Article of Assoc. relating to the treatment of abstentions and broker non-votes
3 Approval of the annual report
4 Approval of the statutory financial statements of ACE Ltd.
5 Approval of the consolidated financial statements
6 Allocation of disposable profit
7 Discharge of the Board of Directors
8 Amendment of the Article of Association relating to authorized share capital
9 Election of Pricewatershousecoopers Ag (Zurich) as statutory auditor until our next annual ordinary general meeting
10 Ratification of independent registered accounting firm Pricewatershousecoopers (US) for purposes of US securities law reporting for year ending 12/31/2010
11 Election of BDO AG (Zurich) as special auditing firm until our next ordinary general meeting
12 Approval of ACE LTD 2004 Long Term Incentive Plan
13 Approval of the payment of dividend

		For For For For For For For For For For For For For For For For	For Against For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Southwestern Energy Co. SWN 845467109 5/18/2010

1.1 Elect Director Lewis E. Epley, Jr.
1.2 Elect Director Robert L. Howard
1.3 Elect Director Harold M. Korell
1.4 Elect Director Vello A. Kuuskraa
1.5 Elect Director Kenneth R. Mourton
1.6 Elect Director Steven L. Mueller
1.7 Elect Director Charles E. Scharlau
2 Ratify Pricewatershousecoopers as auditor
3 Ratify the amendment to increase the amount of authorized shares of common stock
4 Stockholder proposal -- majority vote standard for director elections
5 Stockholder proposal--political contributions and expenditures report

		For For For For For For For For For Against Against	For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Urban Outfitters URBN 917047102 5/18/2010	1.1 Elect Director Scott A. Belair 1.2 Elect Director Robert H. Strouse 2 Re-approve the Executive Incentive Plan 3 Shareholder proposal--to provide a report regarding vendor conduct	For For For Against	For For For Against	Management Management Management Shareholder
Gilead Sciences, Inc. GILD 375558103 5/11/2010

1.1 Elect Director Paul Berg
1.2 Elect Director John F. Cogan
1.3 Elect Director Etienne F. Davignon
1.4 Elect Director James M. Denny
1.5 Elect Director Carla A. Hills
1.6 Elect Director Kevin E. Lofton
1.7 Elect Director John W. Madigan
1.8 Elect Director John C. Martin
1.9 Elect Director Gordon E. Moore
1.10 Elect Director Nicholas G. Moore
1.11 Elect Director Richard J. Whitley
1.12 Elect Director Gaylee E. WIlson
1.13 Elect Director Per Wold-Olsen
2 Ratify Ernst & Young as auditor
3 Shareholder Proposal--requesting the board take steps to adopt majority voting standards

		For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Cummins Inc. CMI 231021106 5/11/2010

1.1 Elect Director Robert J. Bernhard
1.2 Elect Director Franklin R. Chang-Diaz
1.3 Elect Director Robert K. Herdman
1.4 Elect Director Alexis M. Herman
1.5 Elect Director N. Thomas Linebarger
1.6 Elect Director William I. Miller
1.7 Elect William I. Miller
1.8 Elect Director Georgia R. Nelson
1.9 Elect Director Theodore M. Solso
1.10 Elect Director Carl Ware
2 Ratify Pricewatershousecoopers LLP as auditors

		For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
Church & Dwight, Inc. CHD 171340102 5/6/2010	1.1 Elect Director Bradley C. Irwin 1.2 Elect Director Jeffrey A. Levick 1.3 Elect Director Arthur B. Winkleblack 2 Ratify Deloitte & Touche as independent auditor	For For For For	For For For For	Management Management Management Management
Express Scripts Inc. ESRX 302182100 5/5/2010

1.1 Elect Director Gary G. Benanav
1.2 Elect Director Frank J. Borelli
1.3 Elect Director Maura C. Breen
1.4 Elect Director Nicholas J. Lahowchic
1.5 Elect Director Thomas P. Mac Mahon
1.6 Elect Director Frank Mergenthaler
1.7 Elect Director Woodrow A. Myers, Jr. MD
1.8 Elect Director John O. Parker, Jr.
1.9 Elect Director George Paz
1.10 Elect Director Samuel K. Skinner
1.11 Elect Director Seymour Sternberg
1.12 Elect Director Barrett A. Toan
2 Ratify Pricewatershousecoopers LLP as auditor
3 Stockholder Proposal regarding report on political contributions
4 Stockholder proposal regarding independent board chair

		For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Abbott Labs ABT 002824100 04/23/2010

1.1 Elect Director R.J. Alpern
1.2 Elect Director R.S. Austin
1.3 Elect Director W.M. Daley
1.4 Elect Director W.J. Farrell
1.5 Elect Director H.L. Fuller
1.6 Elect Director W.A. Osborn
1.7 Elect Director D.A.L. Owen
1.8 Elect Director R.S. Roberts
1.9 Elect Director S.C. Scott III
1.10 Elect Director W.D. Smithburg
1.11 Elect Director G.F. Tilton
1.12 Elect Director M.D. White
2 Ratify Deloitte & Touche as auditors
3 Shareholder proposal-Advisory Vote
4 Shareholder proposal--Special shareholder meetings

		For For For For For For For For For For For For For Against Against	For Against For For Against For Against Against For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
FLIR Systems FLIR 302445101 04/23/2010	1.1 Elect Director John D. Carter 1.2 Elect Director Michael T. Smith 1.3 Elect Director John W. Wood, Jr. 2 Ratify KPMG LLP as accounting firm	For For For For	For For For For	Management Management Management Management
Texas Instruments TXN 882508104 4/15/2010

1.1 Elect Director R.W. Babb, Jr.
1.2 Elect Director D.L. Boren
1.3 Elect Director D.A. Carp
1.4 Elect Director C.S. Cox
1.5 Elect Director D.R. Goode
1.6 Elect Director S.P. Macmillian
1.7 Elect Director P.H. Patsley
1.8 Elect Director W.R. Sanders
1.9 Elect Director R.J. Simmons
1.10 Elect Director R.K. Templeton
1.11 Elect Director C.T. Whitman
2 Approve Ernst & Young as accounting firm

		For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Schlumberger LTD. SLB 806857108 04/07/2010

1.1 Elect Director P. Camus
1.2 Elect Director J.S. Gorelick
1.3 Elect Director A. Gould
1.4 Elect Director T. Isaac
1.5 Elect Director N. Kudryavtsev
1.6 Elect Director A. Lajous
1.7 Elect Director M.E. Marks
1.8 Elect Director L.R. Reif
1.9 Elect Director T.I. Sandvold
1.10 Elect Director H. Seydoux
1.11 Elect Director P. Currie
1.12 Elect Director K.V. Kamath
2 Proposal to adopt and approve financials and dividends
3 Proposal to approve the adoption of the Schlumberger 2010 Stock Incentive Plan
4 Proposal to approve the adoption of an amendment to the Schlumberger discounted stock purchase plan
5 Proposal to approve independent registered public accounting firm

		For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Apple Inc. AAPL 037833100 02/25/2010

1.1 Elect Director William V. Campbell
1.2 Elect Director Millard S. Drexler
1.3 Elect Director Albert A. Gore, Jr.
1.4 Elect Director Steven P. Jobs
1.5 Elect Director Andrea Jung
1.6 Elect Director A.D. Levinson, PH.D.
1.7 Elect Director Jerome B. York
2 Approve amendments to the Apple 2003 Employee Stock Plan
3 Approve Amendments to the Apple Inc 1997 Director Stock Option Plan
4 Hold an Advisory vote on Executive Compensation
5 Approve Ernst & young as accounting firm
6 Shareholder proposal--Sustainability Report
7 Shareholder Proposal--Amend corporate bylaws establishing a board committee on sustainability

		For For For For For For For For For For For Against Against	For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
DIRECTV Group--Special MTG DTV 25459L106 11/19/2009

1 Adopt the agreement and plan of merger dated as of May 3 2009, as amended by and among Liberty Media Corp., Liberty
Entertainment, Inc. The DirecTV Group, Inc., Directv, DVTG One, Inc., and DVTG Two, Inc.
2 Approve the voting and right of first refusal agreement dated as of May 3 2009
3 Approve an adjournment of the special meeting if necessary or appropriate

		For For For	For For For	Management Management Management
Microsoft Corp. MSFT 594918104 11/19/2009

1.1 Elect Director William H. Gates III
1.2 Elect Director Steven A. Ballmer
1.3 Elect Director Dina Dublon
1.4 Elect Director Raymond V. Gilmartin
1.5 Elect Director Reed Hastings
1.6 Elect Director Maria Klawe
1.7 Elect Director David F. Marquardt
1.8 Elect Director Charles H. Noski
1.9 Elect Director Helmut Panke
2 Ratify Deloitte & Touche as accounting firm
3 Approve amendments to amended and restated Articles of Incorporation
4 Advisory Vote on Executive Compensation
5 Shareholder Proposal-- adoption of Healthcare Reform Principles
6 Shareholder Proposal -- disclosure of charitable contributions

		For For For For For For For For For For For For Against Against	For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Devry Inc. DV 251893103 11/11/2009

1.1 Elect Director Darren R. Huston
1.2 Elect Director William T. Keevan
1.3 Elect Director Lyle Logan
1.4 Elect Director Julia A. McGee
2 Ratify PriceWaterHouseCoopers as accounting firm
3 Stockholder proposal to eliminate medically unnecessary surgeeries

		For For For For For Against	For Against Against For For Against	Management Management Management Management Management Shareholder
Coach Inc. COH 189754104 11/5/2009

1.1 Elect Director Lew Frankfort
1.2 Elect Director Susan Kropf
1.3 Elect Director Gary Loveman
1.4 Elect Director Ivan Menezes
1.5 Elect Director Irene Miller
1.6 Elect Director Michael Murphy
1.7 Elect Director Jide Zeitlin
2 Reapprove the performance criteria under the 2004 Stock Incentive PLan
3 Stockholder Proposal

		For For For For For For For For Against	For For For For For For For For Against	Management Management Management Management Management Management Management Management Shareholder
KLA-Tencor KLAC 482480100 11/4/2009

1.1 Elect Director Robert P.Akins
1.2 Elect Director Robert T. Bond
1.3 Elect Director Kiran M. Patel
1.4 Elect Director David C. Wang
2 Approve amendment & restatement of 2004 equity incentive plan
3 Approve the material terms of the company's performance bonus plan.
4 Ratify PriceWaterHouseCoopers as accounting firm

		For For For For For For For	For For For For Against Against For	Management Management Management Management Management Management Management
Harris Corp. HRS 413875105 10/23/2009

1.1 Elect Director Terry D. Growcock
1.2 Elect Director Leslie F. Kenne
1.3 Elect Director David B. Rickard
1.4 Elect Director Gregory T. Swienton
2 Ratify Ernst & Young  as accounting firm
3 Shareholder proposal -- Independent Chairman on the Board

		For For For For For Against	Against Against For Against For Against	Management Management Management Management Management Shareholder
Oracle Corp. ORCL 68389X105 10/7/2009

1.1 Elect Director Jeffrey S. Berg
1.2 Elect Director H. Raymond Bingham
1.3 Elect Director Michael J. Boskin
1.4 Elect Director Safra A. Catz
1.5 Elect Director Bruce R. Chizen
1.6 Elect Director George H. Conrades
1.7 Elect Director Lawrence J. Ellison
1.8 Elect Director Hector Garcia-Molina
1.9 Elect Director Jeffrey O. Henley
1.10 Elect Director Donald L. Lucas
1.11 Elect Director Charles E. Phillips, Jr.
1.12 Elect Director Naomi O. Seligman
2 Approval of 2010 Executive Bonus Plan
3 Ratify Ernst & Young as accounting firm
4 Shareholder Proposal regarding special stockholder meetings
5 Shareholder Proposal regarding advisory vote on executive compensation
6 Shareholder Proposal regarding equity retention policy

		For For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder
Procter & Gamble PG 742718109 10/13/2009

1.1 Elect Director Kenneth I. Chenault
1.2 Elect Director Scott D. Cook
1.3 Elect Director Rajat K. Gupta
1.4 Elect Director A.G. Lafley
1.5 Elect Director Charles R. Lee
1.6 Elect Director Lynn M. Martin
1.7 Elect Director Robert A. McDonald
1.8 Elect Director W. James McNerney, Jr.
1.9 Elect Director Johnathan A. Rodgers
1.10 Elect Director Ralph Snyderman M.D.
1.11 Elect Director Mary Agnes Wilderotter
1.12 Elect Director Patricia A. Woertz
1.13 Elect Director Ernesto Zedillo
2 Ratify independent accounting firm
3 Amend the company's Code of Regulations
4 Approve 2009 Stock & Incentive Compensation Plan
5 Shareholder Proposal--Cumulative Voting
6 Shareholder Proposal -- Advisory vote on executive compensation

		For For For For For For For For For For For For For For For For Against Against	For Against Against For For Against For For Against For For For Against For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Airgas, Inc. ARG 009363102 8/18/2009

1.1 Elect Director James W. Hovey
1.2 Elect Director Paula A. Sneed
1.3 Elect Director David M. Stout
1.4 Elect Director Ellen C. Wolf
2 Ratify KPMG LLP as independent registered public accounting firm
3 Approve the amended and restated 2006 equity plan

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Xilinx XLIX 983919101 8/12/2009

1.1 Elect Director Philip T. Gianos
1.2 Elect Director Moshe N. Garielov
1.3 Elect Director John N. Doyle
1.4 Elect Director Jerald G. Fishman
1.5 Elect Director William G. Howard, Jr.
1.6 Elect Director J. Michael Patterson
1.7 Elect Director Marshall C. Turner
1.8 Elect Director Elizabeth W. Vanerslice
2 Approve amendment to 1990 employee qualified stock purchased plan to increase the number of shares by 2,000,000
3 Approve amendment to 2007 equity incentive plan to increase shares reserved for issuance thereunder by 5,000,000 shares
4 Ratify the appointment of Ernst & Young LLP as external auditors

		For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Managemen Management
Precision Castparts Corp. PCP 740189105 8/11/2009	1.1 Elect Director Mark Donegan 1.2 Elect Director Vernon E. Oechsle 1.3 Elect Director Rick Schmidt 2 Ratify appointment of independent public accounting firm	For For For For	For For For For	Management Management Management Management
Constellation Brands, Inc. STZ 21036P108 6/23/2009

1.1 Elect Director Barry A. Fromberg
1.2 Elect Director Jeananne K. Hauswald
1.3 Elect Director James A. Locke III
1.4 Elect Director Peter M. Perez
1.5 Elect Director Richard Sands
1.6 Elect Director Robert Sands
1.7 Elect Director Paul L. Smith
1.8 Elect Director Peter H. Soderberg
1.9 Elect Director Mark Zupan
2 Ratify KPMG as independent public accounting firm
3 Amend certificate to increase the number of authorized shares of class A common stock from 315,000,000 shares to 322,000,000 and the class 1 common stock from 15,000,000 shares to 25,000,000
4 Approve the first amendment to long-term stock incentive plan

		For For For For For For For For For For For For	For Against Against For For For Against For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management
Gamestop Corp. GME 36467W109 6/23/2009

Elect Director Daniel A. Dematteo
Elect Director Michael N. Rosen
Elect Director Edward A. Volkwein
Approve the fourth amended and restated incentive plan
Ratify the appointment of BDO Seidman, LLP as independent accounting firm

		For For For For For	For For For For For	Management Management Management Management Management
Schering-Plough Corporation SGP 806685101 8/7/2009

1 Approve the Agreement and Plan of Merger by and among Merck & Co., Inc., Schering-Plough Corporation, SP Merger Subsidiary One, Inc., and SP Merger Subdidiary Two, Inc., as it may be amended and the issuance of shares of common stock in the merger contemplated be the merger agreement
2 Approve and adjournment of the Schering-Plough Special Meeting

		For For	For For	Management Management
Celgene Corporation CELG 151020104 6/17/2009

1.1 Elect Director Sol J. Barber, PH.D.
1.2 Elect Director Robert J. Hugin
1.3 Elect Director Michael D. Casey
1.4 Elect Director Rodman L. Drake
1.5 Elect Director A.H. Hayes, Jr., M.D.
1.6 Elect Director Gilla Kaplan, PH.D.
1.7 Elect Director James J. Loughlin
1.8 Elect Director Ernest Mario, PH.D.
1.9 Elect Director Walter L. Robb, PH.D.
2 Ratify the appointment of KPMG LLP as independent public accounting firm
3 Approve amendment and restatement of stock incentive plan
4 Stockholder proposal – standard director elections

		For For For For For For For For For For For Against	For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Stockholder
Staples, Inc. SPLS 855030102 6/9/2009

1.1 Elect Director Basil L. Anderson
1.2 Elect Director Arthur M. Blank
1.3 Elect Director Mary Elizabeth Burton
1.4 Elect Director Justin King
1.5 Elect Director Carol Meyrowitz
1.6 Elect Director Rowland T. Moriarty
1.7 Elect Director Robert C. Nakasone
1.8 Elect Director Ronald L. Sargent
1.9 Elect Director Elizabeth A. Smith
1.10 Elect Director Robert E. Sulentic
1.11 Elect Director Vijay Vishmanath
1.12 Elect Director Paul F. Walsh
2 Approve amendment -- amend and restate 1998 employee stock purchase plan increasing the number of shares of common stock authorized for issuance from 15,750,000 to 22,750,000
3 Approve amendment – amend and restate international employee stock purchase plan increasing the number of common stock authorized for issuance from 1,275,000 to 2,775,000
4 Ratify the selection by the audit committee of Ernst & Young LLP as independent registered public accounting firm
5 Shareholder proposal regarding the reincorporation in North Dakota

		For For For For For For For For For For For For For For For Against	For For Against For For For For For For For For For Against Against For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
The DirectTV Group, Inc. DTV 25459L106 6/2/2009

1.1 Elect Director Chase Carey
1.2 Elect Director Mark Carleton
1.3 Elect Director Peter Lund
1.4 Elect Director Haim Saban
2 Ratify appointment of independent public accountants
3 Adoption of principles for healthcare reform
4 Adoption of declassification of the board of directors

		For For Against Against For Against Against	For For For For For Against Against	Management Management Management Management Management Management Management

VOTES CAST FOR THE MANOR FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Best Buy Co. BBY 086516101 6/24/2010

1.1 Elect Director Lisa M. Caputo
1.2 Elect Director Brian J. Dunn
1.3 Elect Director Kathy J. Higgins Victor
1.4 Elect Director Rogelio M. Rebolledo
1.5 Elect Director Gerard R. Vittecoq
2 Ratify Deloitte and Touche as accountants

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Weatherford Int'l WFT H27013103 6/23/2010

1 Approval of the 2009 Annual Report, Consolidated Financial Statement & Statutory Financial Statement
2 Discharge the Board of Director and executive officer from liability for actions during 2009
3.1 Elect Director Bernard J. Duroc-Danner
3.2 Elect Director Samuel W. Bodman, III
3.3 Elect Director David J. Butters
3.4 Elect Director Nicholas F. Brady
3.5 Elect Director William E. Macaulay
3.6 Elect Director Robert B. Millard
3.7 Elect Director Robert K. Moses, Jr.
3.8 Elect Director Guillermo Ortiz
3.9 Elect Director Emyr Jones Parry
3.10 Elect Director Robert A. Rayne
4 Appointment of Ernst & Young as public accountant and re-election of Ernst & Young, Zurich as statutory auditor
5 Approval of the reclassification of CHF 475 million of  legal reserves to other reserves
6 Approval of amendment to the articles of assoc. to extend the company's authorized share capital
7 Approval of amendment to the articles of association to increase the amount of conditional capital
8 Approve the 2010 Omnibus Incentive plan

		For For For For For For For For For For For For For For For For For	For Against For For For For For For For For For For For Against Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Celgene Corp. CELG 151020104 6/6/2010

1.1 Elect Director Sol J. Barer
1.2 Elect Director Robert J. Hugin
1.3 Elect Director Michael D. Casey
1.4 Elect Director Carrie S. Cox
1.5 Elect Director Rodman L. Drake
1.6 Elect Director Gilla Kaplan, PH.D.
1.7 Elect Director James L. Loughlin
1.8 Elect Director Ernest Mario, PH.D.
1.9 Elect Director Walter L. Robb, PH.D.
2 Ratify KPMG as accounting firm

		For For For For For For For For For For	For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management
Wal-Mart Stores Inc. WMT 931142103 6/4/2010

1.1 Elect Director Aida M. Alvarez
1.2 Elect Director James W. Breyer
1.3 Elect Director M. Michele Burns
1.4 Elect Director James I. Cash, Jr.
1.5 Elect Director Roger C. Corbett
1.6 Elect Director Douglas N. Daft
1.7 Elect Director Michael T. Duke
1.8 Elect Director Gregory B. Penner
1.9 Elect Director Steven S. Reinemund
1.10 Elect Director H. Lee Scott, Jr.
1.11 Elect Director Arne M. Sorenson
1.12 Elect Director Jim C. Walton
1.13 Elect Director S. Robson Walton
1.14 Elect Director Christopher J. Williams
1.15 Elect Director Linda S. Wolf
2 Ratify Ernst & Young as accoutant
3 Approval of the Wal-Mart Stores Inc. Stock Incentive Plan of 2010
4 Approval of the ASDA Ltd. Sharesave Plan 2000, as amended
5 Shareholder proposal--gender identity non-discrimination policy
6 Shareholder proposal--advisory vote on executive compensation
7 Shareholder proposal--political contribution report
8 Shareholder proposal--special shareowner meeting
9 Shareholder proposal--poultry slaughter
10 Shareholder proposal--lobbying priorities report

		For For For For For For For For For For For For For For For For For For Against Against Against Against Against Against	For For For For For For For For For For For For For For For For For For Against Against Against Against Against Against

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Nabors Industries Ltd. NBR G6359F103 6/1/2010

1.1 Elect Director John V. Lombardi
1.2 Elect Director James L. Payne
2 Appointment of Pricewatershousecoopers as auditors
3 Shareholder proposal--adopt a pay-for-superior-performance standard in executive compensation plan for senior executives
4 Shareholder proposal--adopt advisory resolution to ratify the compensation of the named executive officers
5 Shareholder proposal--adopt a bye-law providing that the chairman of the board be an independent director
6 Shareholder proposal--require all directors to stand for election annually

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Endo Pharmaceuticals Hldgs. ENDP 29264F205 5/26/2010

1.1 Elect Director John J. Delucca
1.2 Elect Director David P. Holveck
1.3 Elect Director Nancy J. Hutson, PH.D.
1.4 Elect Director Michael Hyatt
1.5 Elect Director Roger H. Kimmel
1.6 Elect Director Willaim P. Montague
1.7 Elect Director Joseph P. Scodari
1.8 Elect Director William F. Spengler
2 Approve 2010 Stock Incentive Plan
3 Ratify Deloitte & Touche as accountants

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Amphenol Corp. APH 032095101 5/26/2010	1.1 Elect Director Stanley L. Clark 1.2 Elect Director Andrew E. Lietz 1.3 Elect Director Martin H. Loeffler 2 Ratify Deloitte & Touche as accountants	For For For For	For For For For	Management Management Management Management
Diamond Offshore Drilling DO 25271C102 5/24/2010

1.1 Elect Director James S. Tisch
1.2 Elect Director Lawrence R. Dickerson
1.3 Elect Director John R. Bolton
1.4 Elect Director Charles L. Fabrikant
1.5 Elect Director Paul G. Gaffney II
1.6 Elect Director Edward Grebow
1.7 Elect Director Herbert C. Hofmann
1.8 Elect Director Arthur L. Rebell
1.9 Elect Director Raymond S. Troubh
2 Ratify Deloitte & Touche as auditors
3 Transact such other business as may properly come before the annual meeting or any adjournment thereof

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Intel Corp. INTC 458140100 5/19/2010

1.1 Elect Director Charlene Barshefsky
1.2 Elect Director Susan L. Decker
1.3 Elect Director John J. Donahoe
1.4 Elect Director Reed E. Hundt
1.5 Elect Director Paul S. Otellini
1.6 Elect Director James D. Plummer
1.7 Elect Director David S. Pottruck
1.8 Elect Director Jane E. Shaw
1.9 Elect Director Frank D. Yeary
1.10 Elect Director David B. Yoffie
2 Ratify Ernst & Young as accounting firm
3 Shareholder proposal--advisory vote on compensation

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Wellpoint, Inc. WLP 94973V107 5/18/2010

1.1 Elect Director Sheila P. Burke
1.2 Elect Director George A. Schaefer, Jr.
1.3 Elect Director Jackie M. Ward
2 Ratify Ernst & Young as accounting firm
3 Shareholder proposal--concerning a feasibility study for converting nonprofit status
4 Shareholder proposal--concerning disclosure of lobbying expenses
5 Shareholder proposal--concerning an advisory resolution on compensation of named executive officers
6 Shareholder proposal--to change jurisdiction of incorporation from Indiana to Delaware

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The Allstate Corp. ALL 020002101 5/18/2010

1.1 Elect Director F. Duane Ackerman
1.2 Elect Director Robert D. Beyer
1.3 Elect Director W. James Farrell
1.4 Elect Director Jack W. Greenburg
1.5 Elect Director Ronald T. LeMay
1.6 Elect Director Andrea Redmond
1.7 Elect Director H. John Riley, Jr.
1.8 Elect Director Joshua I. Smith
1.9 Elect Director Judith A. Sprieser
1.10 Elect Director Mary Alice Taylor
1.11 Elect Director Thomas J. Wilson
2 Ratify Deloitte & Touche as accountants
3 Stockholder proposal--seeking the right to call special shareowner meeting
4 Stockholder proposal--seeking the right for stockholders to act by written consent
5 Stockholder proposal--advisory resolution to ratify the compensation of named executive officers
6 Stockholder proposal--seeking a review and report on executive compensation
7 Stockholder proposal--seeking a report on political contributions and payments to trade associations and other tax-exempt
Organizations

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Nucor Corp. NUE 670346105 5/13/2010

1.1 Elect Director Daniel R. Dimicco
1.2 Elect Director James D. Hlavacek
1.3 Elect Director John H. Walker
2 Ratify Pricewatershousecoopers as accounting firm
3 Approve amendments to restated Certificate of  Inc. eliminating the classified structure of the board of directors
4 Approve the 2010 Stock Option and Aware Plan
5 Stockholder proposal--regarding majority vote
6 Stockholder proposal -- regarding report on political spending

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Norfolk Southern Corp. NSC 655844108 5/13/2010

1.1 Elect Director Thomas D. Bell, Jr.
1.2 Elect Director Alston D. Correll
1.3 Elect Director Landon Hilliard
1.4 Elect Director Burton M. Joyce
2 Ratify KPMG as auditor
3 Approval of amendment to Articles of Incorporation to declassify the board of directors
4 Approval of the Norfolk Southern Corp. Long-term incentive plan
5 Approval of the Norfolk Southern Corp. Executive Management Incentive Plan, as amended
6 Stockholder Proposal--corporate political contributions

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National Oilwell Varco, Inc. NOV 637071101 5/12/2010	1.1 Elect Director Ben A. Guill 1.2 Elect Director Roger L. Jarvis 1.3 Elect Director Eric L. Mattson 1.4 Ratification of independent auditors	For For For For	For For For For	Management Management Management Management
Watson Pharmaceuticals, Inc. WPI 942683103 5/7/2010	1.1 Elect Director Paul M. Bisaro 1.2 Elect Director Christopher W. Bodine 1.3 Elect Director Michel J. Feldman 1.4 Elect Director Fred G. Weiss 2 Ratify Pricewatershousecoopers as accounting firm	For For For For For	For For For For For	Management Management Management Management Management
Occidental Petroleum Corp. OXY 674599105 5/7/2010

1.1 Elect Director Spencer Abraham
1.2 Elect Director John S. Chalsty
1.3 Elect Director Stephen I. Chazen
1.4 Elect Director Edward P. Djerejian
1.5 Elect Director John E. Feick
1.6 Elect Director Carlos M. Gutierrez
1.7 Elect Director Ray R. Irani
1.8 Elect Director Irvin W. Maloney
1.9 Elect Director Avedick B. Poladian
1.10 Elect Director Rodolfo Segovia
1.11 Elect Director Aziz S. Syriani
1.12 Elect Director Rosemary Tomich
1.13Elect Director Walter L. Weisman
2 Ratify KPMG as auditor
3 Re-approval of performance goals under incentive plan pursuant to tax deduction rules
4 Advisory vote approving executive compensation philosophy and practice
5 Shareholder proposal--elimination of compensation over $500,000 per year
6 Shareholder proposal--policy to separate chairman and chief executive roles
7 Shareholder proposal--percentage of stockholder ownership required to call special meeting of stockholders
8 Shareholder proposal--report on assessment of host country laws
9 Shareholder proposal--director election by majority stockholder vote
10 Shareholder proposal--report on increasing inherent security of chemical facilities
11 Shareholder proposal--policy on accelerated vesting in event of change in control

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Colgate-Palmolive Co. CL 194162103 5/7/2010

1.1 Elect Director John T. Cahill
1.2 Elect Director Ian Cook
1.3 Elect Director Helene D. Gayle
1.4 Elect Director Ellen M. Hancock
1.5 Elect Director Joseph Jimenez
1.6 Elect Director David W. Johnson
1.7 Elect Director Richard J. Kogan
1.8 Elect Director Delano E. Lewis
1.9 Elect Director J. Pedro Reinhard
1.10 Elect Director Stephen I. Sadove
2 Ratify Pricewatershousecoopers as accounting firm
3 Advisory vote on executive compensation
4 Stockholder proposal on charitable contributions
5 Stockholder proposal on special stockholder meetings

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Dover Corp. DOV 260003108 5/6/2010

1.1 Elect Director D.H. Benson
1.2 Elect Director R.W. Cremin
1.3 Elect Director J-P.M. Ergas
1.4 Elect Director P.T. Francis
1.5 Elect Director K.C. Graham
1.6 Elect Director J.L. Koley
1.7 Elect Director R.A. Livingston
1.8 Elect Director R.K. Lochridge
1.9 Elect Director B.G. Rethore
1.10 Elect Director M.B. Stubbs
1.11 Elect Director M.A. Winston
2 Ratify Pricewatershousecoopers as accounting firm

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Pepsico, Inc. PEP 713448108 5/5/2010

1.1 Elect Director S.L. Brown
1.2 Elect Director I.M. Cook
1.3 Elect Director D. Dublon
1.4 Elect Director V.J. Dzau
1.5 Elect Director A. Ibarguen
1.6 Elect Director A.C. Martinez
1.7 Elect Director I.K. Nooyi
1.8 Elect Director S.P. Rockfeller
1.9 Elect Director J.J. Schiro
1.10 Elect Director L.G. Trotter
1.11 Elect Director D. Vasella
2 Approval of independent registered accountant
3 Approval of amendment to Pepsico 2007 Long Term Incentive Plan
4 Shareholder proposal--charitable contributions report
5 Shareholder proposal -- right to call special shareholder meeting
6 Shareholder proposal--public policy report

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AT&T T 00206R102 4/30/2010

1.1 Elect Director Randall L. Stephenson
1.2 Elect Director Gilbert F. Amelio
1.3 Elect Director Rueben V. Anderson
1.4 Elect Director James H. Blanchard
1.5 Elect Director Jaime Chico Pardo
1.6 Elect Director James P. Kelly
1.7 Elect Director Jon C. Madonna
1.8 Elect Director Lynn M. Martin
1.9 Elect Director John B. McCoy
1.10 Elect Director Joyce M. Roche
1.11 Elect Director Laura D'Andrea Tyson
1.12 Elect Director Patricia P. Upton
2 Ratify appointment of independent auditors
3 Shareholder Proposal--cumulative voting
4 Shareholder Proposal--pension credit policy
5 Shareholder Proposal--advisory vote on compensation
6 Shareholder Proposal--special stockholder meetings

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Eaton Corp. ETN 278058102 4/28/2010

1.1 Elect Director Todd M. Bluedorn
1.2 Elect Director Christopher M. Connor
1.3 Elect Director Michael J. Critelli
1.4 Elect Director Charles E. Golden
1.5 Elect Director Ernie Green
2 Ratify Ernst & Young as auditor

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Exelon Corp. EXC 4/27/2010 30161N101

1.1 Elect Director John A. Canning
1.2 Elect Director M. Walter D'Allessio
1.3 Elect Director Nicholas Debenedictis
1.4 Elect Director Bruce Demars
1.5 Elect Director Nelson A. Diaz
1.6 Elect Director Sue L. Gin
1.7 Elect Director Rosemarie B. Greco
1.8 Elect Director Paul Joskow
1.9 Elect Director Richard W Meis
1.10 Elect Director John M. Palms
1.11 Elect Director William C. Richardson
1.12 Elect Director Thomas J. Ridge
1.13 Elect Director John W. Rogers
1.14 Elect Director John W. Rowe
1.15 Elect Director Stephen D. Steinhour
1.16 Elect Director Don Thompson
2 Approve the Exelon Corp. 2011 Long Term Incentive Plan
3 Ratify Pricewatershousecoopers as auditor

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The Chubb Corp. CB 171232101 4/27/2010

1.1 Elect Director Zoe Baird
1.2 Elect Director Sheila P. Burke
1.3 Elect Director James I. Cash, Jr.
1.4 Elect Director John D. Finnegan
1.5 Elect Director Martin G. McGuinn
1.6 Elect Director Lawrence M. Small
1.7 Elect Director Jess Soderberg
1.8 Elect Director Daniel E. Somers
1.9 Elect Director Karen Hastie William
1.10 Elect Director James M. Zimmerman
1.11 Elect Director Alfred W. Zollar
2 Ratify Ernst & Young as auditors

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International Business Machines IBM 459200101 4/27/2010

1.1 Elect Director A.J.P. Belda
1.2 Elect Director C. Black
1.3 Elect Director W.R. Brody
1.4 Elect Director K.I.Chenault
1.5 Elect Director M.L. Eskew
1.6 Elect Director S.A. Jackson
1.7 Elect Director A.N. Liveris
1.8 Elect Director W.J. McNerney, Jr.
1.9 Elect Director T. Nishimuro
1.10 Elect Director J.W. Owens
1.11 Elect Director S.J. Palmisano
1.12 Elect Director J.E. Spero
1.13 Elect Director S. Taurel
1.14 Elect Director L.H. Zambrano
2 Ratify independent public accountant
3 Stockholder proposal on executive compensation annual incentive payout
4 Stockholder proposal on cumulative voting
5 Stockholder proposal on new threshold for calling special meetings
6 stockholder proposal on advisory vote on executive compensation

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Johnson & Johnson JNJ 478160104 4/22/2010

1.1 Elect Director Mary Sue Coleman
1.2 Elect Director James G. Cullen
1.3 Elect Director Michael M.E. Johnson
1.4 Elect Director Susan L. Lindquist
1.5 Elect Director Anne M. Mulcahy
1.6 Elect Director Leo F. Mullin
1.7 Elect Director William D. Perez
1.8 Elect Director Charles Prince
1.9 Elect Director David Satcher
1.10 Elect Director William C. Weldon
2 Ratify Pricewatershousecoopers as auditor
3 Stockholder proposal--advisory vote on executive compensation
4 Stockholdr proposal--special shareowner meetins

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Goodrich Corp. GR 382388106 4/20/2010

1.1 Elect Director Carolyn Corvi
1.2 Elect Director Diane C. Creel
1.3 Elect Director George A. Davidson, Jr.
1.4 Elect Director Harris E. DeLoach, Jr.
1.5 Elect Director James W. Griffith
1.6 Elect Director William R. Holland
1.7 Elect Director John P. Jumper
1.8 Elect Director Marshall O. Larsen
1.9 Elect Director Lloyd W. Newton
1.10 Elect Director Douglas E. Olesen
1.11 Elect Director Alfred M. Rankin, Jr.
2 Ratify Ernst & Young as accountants
3 Approve amendment and restatement of the Senior Executive Management Incentive Plan

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Hewlett-Packard Co. HPQ 428236103 3/17/2010

1.1 Elect Director M.L. Andreessen
1.2 Elect Director L.T. Babbio, Jr.
1.3 Elect Director S.S. Baldauf
1.4 Elect Director R.L. Gupta
1.5 Elect Director J.H. Hammergren
1.6 Elect Director M.V. Hurd
1.7 Elect Director J.Z. Hyatt
1.8 Elect Director J.R. Joyce
1.9 Elect Director R.L. Ryan
1.10 Elect Director L.S. Salhany
1.11 Elect Director G. K. Thompson
2 Ratify appointment of independent accounting firm.
3 Proposal to approve the amended and restated Hewlett-Packard Co. 2004 Stock Incentive Plan
4 Proposal to conduct an annual advisory vote on executive compensation

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Franklin Resources, Inc. BEN 354613101 03/16/2010

1.1 Elect Director Samuel H. Armacost
1.2 Elect Director Charles Crocker
1.3 Elect Director Joseph R. Hardiman
1.4 Elect Director Robert D. Joffe
1.5 Elect Director Charles B. Johnson
1.6 Elect Director Gregory E. Johnson
1.7 Elect Director Rupert H. Johnson, Jr.
1.8 Elect Director Thomas H. Kean
1.9 Elect Director Chutta Ratnathicam
1.10 Elect Director Peter M. Sacerdote
1.11 Elect Director Laura Stein
1.12 Elect Director Anne M. Tatlock
2 Ratify Pricewatershousecoopers as auditor
3 Approval for purposes of complying with requirements of Section 1629M) of the Internal Revenue Code

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The Walt Disney Co. DIS 254687106 03/10/2010

1.1 Elect Director Susan E. Arnold
1.2 Elect Director John E. Bryson
1.3 Elect Director John S. Chen
1.4 Elect Director Judith L. Estrin
1.5 Elect Director Robert A. Iger
1.6 Elect Director Steven P. Jobs
1.7 Elect Director Fred H. Langhammer
1.8 Elect Director Aylwin B. Lewis
1.9 Elect Director Monica C. Lozano
1.10 Elect Director Robert W. Matschullat
1.11 Elect Director John E. Pper, Jr.
1.12 Elect Director Sheryl Sandberg
1.13 Elect Director Orin C. Smith
2 Ratify Pricwatershousecoopers as auditor
3Approve the amendment to the amended and restated 2005 Stock Incentive Plan
4 Approve the amendment to the company's restated Certificate of Incorporation relating to interested person transactions
5 Approve the amendment to the company's restated Certificate of Incorporation relating to Bylaw Amendments
6 Approve the amendment to the company's restated Certificate of Incorporation relating to tracking stock provisions
7 Approve the amendment to the company's restated Certificate of Incorporation relating to classified board transition provisions
8 Shareholder proposal-- relating to shareholder advisory vote on executive compensation
9 Shareholder proposal-- relating to ex-gay non discrimination policy

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Applied Materials AMAT 038222105 3/9/2010

1.1 Elect Director Aart J. De Geus
1.2 Elect Director Stephen R. Forrest
1.3 Elect Director Thomas J. Iannotti
1.4 Elect Director Susan M. James
1.5 Elect Director Alexander A. Karsner
1.6 Elect Director Gerhard H. Parker
1.7 Elect Director Dennis D. Powell
1.8 Elect Director Willem P. Roelandts
1.9 Elect Director James E. Rogers
1.10 Elect Director Michael R. Splinter
1.11 Elect Director Robert H. Swan
2 Ratify KPMG as accounting firm

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Amerisourcebergen Corp. ABC 03073E105 3/4/2010

1.1 Elect Director Richard W. Gochnauer
1.2 Elect Director Edward E. Hagenlocker
1.3 Elect Director Henry W. McGee
2 Approval to replace all supermajority vote requirements with a majority vote requirement
3 Ratify Ernst & Young as accounting firm

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Cisco Systems, Inc. CSCO 17275R102 11/12/2009

1.1 Elect Director Carol A. Bartz
1.2 Elect Director M. Michele Burns
1.3 Elect Director Michael D. Capellas
1.4 Elect Director Larry R. Carter
1.5 Elect Director John T. Chambers
1.6 Elect Director Brian L. Halla
1.7 Elect Director Dr. John L. Hennessy
1.8 Elect Director Richard M. Kovacevich
1.9 Elect Director Roderick C. McGeary
1.10 Elect Director Michael K. Powell
1.11 Elect Director Arun Sarin
1.12 Elect Director Steven M. West
1.13 Elect Director Jerry Yang
2 Approve the amendment and restatement of the 2005 Stock Incentive Plan
3 Approve the amendment and restatement of the Employee Stock Purchase Plan
4 Ratify Pricwatershousecoopers as accounting firm
5 Shareholder proposal--amend Cisco's bylaws to establish a Board Committee on Human Rights
6 Shareholder proposal --allow shareholders the opportunity at annual meeting to vote on advisory resolution to ratify the compensation of named executive officers
7 Shareholder proposal -- provide a report on steps Cisco is taking to reduce the likelihood its business practices might enable or encourage the violation of human rights.

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Nike, Inc. NKE 654106103 9/21/2009

1.1 Elect Director Jill K. Conway
1.2 Elect Director Alan B. Graf, Jr.
1.3 Elect Director John C. Lechleiter
2 Approve Amendment to the Employee Stock Purchase Plan
3 Ratify PriceWaterHouseCoopers as accounting firm

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Best Buy Co., Inc. BBY 086516101 6/24/2009

1.1 Elect Director Ronald James
1.2 Elect Director Elliot S. Kaplan
1.3 Elect Director Sanjay Khosla
1.4 Elect Director George L. Mikan III
1.5 Elect Director Matthew H. Paull
1.6 Elect Director Richard M. Schulze
1.7 Elect Director  Hatim A. Tyabji
1.8 Elect Director Gerard R. Vittecoq
2 Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm
3 Approve of amendment to 2004 Omnibus Stock and Incentive Plan
4 Approve of amendment to article IX of amended and restated articles of incorporation to change approval required
5 Approve of amendment to article IX of articles to decrease the shareholder approval required to amend article IX
6 Approve of amendment to article IX of articles to decrease the shareholder approval required to amend article IX of amendment to 6 article IX of articles to decrease the shareholder approval required to remove directions without cause
7 Approve of amendment to article IX of articles to decrease the shareholder approval required to amend classified board provisions
8 Approve of amendment to article X to decrease the shareholder approval required for certain repurchases of stock
9 Approve of amendment to article X of articles to decrease the shareholder approval required to amend article X

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Wal-Mart Stores, Inc. WMT 931142103 6/5/2009

1.1 Elect Director Aida M. Alvarez
1.2 Elect Director James W. Breyer
1.3 Elect Director M. Michele Burns
1.4 Elect Director James I. Cash, Jr.
1.5 Elect Director Roger C. Corbett
1.6 Elect Director Douglas N. Daft
1.7 Elect Director Michael T. Duke
1.8 Elect Director Gregory B. Penner
1.9 Elect Director Allen I. Questrom
1.10 Elect Director H. Lee Scott, Jr.
1.11 Elect Director Arne M. Sorenson
1.12 Elect Director Jim C. Walton
1.13 Elect Director S. Robson Walton
1.14 Elect Director Christopher J. Williams
1.15 Elect Director Linda S. Wolf
2 Ratify Ernst & Young LLP as independent accountants
3 Gender identity non-discrimination policy
4 Pay for superior performance
5 Advisory vote on executive compensation
6 Political contributions
7 Special shareowner meetings
8 Incentive compensation to be stock options

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Nabors Industies LTD NBR G6359F103 6/2/2009

1.1 Elect Director Eugene M. Isenberg
1.2 Elect Director William T. Comfort
2 Appointment of pricewaterhoursoopers LLP as independent auditors and to authorize the audit committee of the board of directors to set auditors’ remuneration
3 Shareholder proposal – adopt a pay for superior performance standard in the executive compensation plan for senior executives
4 Shareholder proposal – payments following the death of senior executives

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By /s/Daniel A. Morris

* /s/Daniel A. Morris

President

Date: August 4, 2010

*Print the name and title of each signing officer under his or her signature.